Taxes (Tables)	12 Months Ended
Mar. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of taxes reconciles rate
	For the years ended March 31,
	2020	2019
PRC statutory income tax rate	25%	25%
Effect of PRC preferential tax rate	(10)%	(10)%
Effect of other deductible expenses	3.3%	(0.5)%
Total	18.3%	14.5%

Schedule of income tax
	For the years ended March 31,
	2020	2019
Current income tax provision	$2,844,087	$3,183,154
Deferred income tax provision	-	-
Total	$2,844,087	$3,183,154

Schedule of taxes payable

	As of March 31,	As of March 31,
	2020	2019
Income tax payable	$568,830	$942,160
VAT payable	109,414	522,335
Other tax payables (other payables and accrued liabilities)	18,408	68,655
Total	$696,652	$1,533,150